Note 17 Tangible assets by Spanish and foreign subsidiaries net assets values (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tangible assets by Spanish and foreign subsidiaries [Line Items]
Total tangible assets by Spanish and foreign subsidiaries	€ 9,482	€ 9,759	€ 9,253	€ 8,737
BBVA and Spanish Subsidiaries [Member]
Tangible assets by Spanish and foreign subsidiaries [Line Items]
Total tangible assets by Spanish and foreign subsidiaries	4,082	4,129	4,183
Foreign subsidiaries [Member]
Tangible assets by Spanish and foreign subsidiaries [Line Items]
Total tangible assets by Spanish and foreign subsidiaries	€ 5,400	€ 5,630	€ 5,071